Leases - As Lessor (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis of finance lease payments receivable [line items]
Operating lease commitments by lessor	$ 1,551,184	$ 1,805,616	$ 947,624
Contingent rental income	229,727	204,172	178,469
Less than 1 year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Operating lease commitments by lessor	546,671	562,681	287,650
Greater than 1 year and less than 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Operating lease commitments by lessor	843,404	1,002,351	542,063
Greater than 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Operating lease commitments by lessor	$ 161,109	$ 240,584	$ 117,911